Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 30, 2020
Entity Registrant Name	EUROPACIFIC GROWTH FUND
Entity Central Index Key	0000719603
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 30, 2020
Document Effective Date	Oct. 30, 2020
Prospectus Date	Jun. 01, 2020
EUROPACIFIC GROWTH FUND® | Class 529-F-3
Prospectus:
Trading Symbol	FEPUX
EUROPACIFIC GROWTH FUND® | Class 529-F-2
Prospectus:
Trading Symbol	FUEPX
EUROPACIFIC GROWTH FUND® | Class T
Prospectus:
Trading Symbol	TEUPX
EUROPACIFIC GROWTH FUND® | Class 529-T
Prospectus:
Trading Symbol	TEUGX
EUROPACIFIC GROWTH FUND® | Class F-3
Prospectus:
Trading Symbol	FEUPX
EUROPACIFIC GROWTH FUND® | Class R-5E
Prospectus:
Trading Symbol	RERHX
EUROPACIFIC GROWTH FUND® | Class R-2E
Prospectus:
Trading Symbol	REEBX
EUROPACIFIC GROWTH FUND® | Class R-6
Prospectus:
Trading Symbol	RERGX
EUROPACIFIC GROWTH FUND® | Class F-2
Prospectus:
Trading Symbol	AEPFX
EUROPACIFIC GROWTH FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CEUFX
EUROPACIFIC GROWTH FUND® | Class 529-E
Prospectus:
Trading Symbol	CEUEX
EUROPACIFIC GROWTH FUND® | Class 529-C
Prospectus:
Trading Symbol	CEUCX
EUROPACIFIC GROWTH FUND® | Class 529-A
Prospectus:
Trading Symbol	CEUAX
EUROPACIFIC GROWTH FUND® | Class F-1
Prospectus:
Trading Symbol	AEGFX
EUROPACIFIC GROWTH FUND® | Class C
Prospectus:
Trading Symbol	AEPCX
EUROPACIFIC GROWTH FUND® | Class R-5
Prospectus:
Trading Symbol	RERFX
EUROPACIFIC GROWTH FUND® | Class R-4
Prospectus:
Trading Symbol	REREX
EUROPACIFIC GROWTH FUND® | Class R-3
Prospectus:
Trading Symbol	RERCX
EUROPACIFIC GROWTH FUND® | Class R-2
Prospectus:
Trading Symbol	RERBX
EUROPACIFIC GROWTH FUND® | Class R-1
Prospectus:
Trading Symbol	RERAX
EUROPACIFIC GROWTH FUND® | Class A
Prospectus:
Trading Symbol	AEPGX